Commitments and Contingent Liabilities (Details) - Schedule of Off-Balance Sheet Contractual Obligations $ in Thousands	Dec. 31, 2023 CAD ($)
Schedule of Off-Balance Sheet Contractual Obligations [Abstract]
Contractual obligations	$ 308,863
Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Abstract]
Contractual obligations	15,521
Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Abstract]
Contractual obligations	143,285
Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Abstract]
Contractual obligations	150,057
2024 [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Abstract]
Contractual obligations	109,534
2024 [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Abstract]
Contractual obligations	1,110
2024 [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Abstract]
Contractual obligations	76,938
2024 [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Abstract]
Contractual obligations	31,486
2025 [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Abstract]
Contractual obligations	70,287
2025 [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Abstract]
Contractual obligations	1,120
2025 [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Abstract]
Contractual obligations	55,091
2025 [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Abstract]
Contractual obligations	14,076
2026 [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Abstract]
Contractual obligations	15,795
2026 [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Abstract]
Contractual obligations	1,119
2026 [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Abstract]
Contractual obligations	5,297
2026 [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Abstract]
Contractual obligations	9,379
2027 [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Abstract]
Contractual obligations	15,285
2027 [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Abstract]
Contractual obligations	980
2027 [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Abstract]
Contractual obligations	5,959
2027 [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Abstract]
Contractual obligations	8,346
2028 [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Abstract]
Contractual obligations	19,715
2028 [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Abstract]
Contractual obligations	966
2028 [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Abstract]
Contractual obligations
2028 [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Abstract]
Contractual obligations	18,749
Thereafter [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Abstract]
Contractual obligations	78,247
Thereafter [Member] | Property leases [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Abstract]
Contractual obligations	10,226
Thereafter [Member] | Capital commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Abstract]
Contractual obligations
Thereafter [Member] | Other operating commitments [Member]
Schedule of Off-Balance Sheet Contractual Obligations [Abstract]
Contractual obligations	$ 68,021